Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000136800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	5.45%	1.10%	1.44%
C000026765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000136801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000136800
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	1.31%	1.54%
Without Sales Load [Member] | C000026765
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	1.57%	1.79%
Without Sales Load [Member] | C000136801
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	1.58%	1.65%
Without Sales Load [Member] | C000026764
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	1.31%	1.54%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	6.67%	1.32%	1.66%
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Average Annual Return, Percent	7.42%	1.76%	1.72%
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	6.67%	1.32%	1.66%
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Average Annual Return, Percent	7.42%	1.76%	1.72%
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	6.67%	1.32%	1.66%
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Average Annual Return, Percent	7.42%	1.76%	1.72%
Federated Investors Inc. Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	6.67%	1.32%	1.66%
Federated Investors Inc. Index: Morningstar Short-Term Bond Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds
Average Annual Return, Percent	7.42%	1.76%	1.72%